Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (4,520,211)	$ (2,698,137)	$ (4,212,866)	$ (1,555,595)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of fixed assets	(28,362)
Shares issued for interest	20,958		253,000	47,000
Amortization of original issue discount	23,174
Depreciation and amortization	258,819	$ 175,723	249,703	180,688
Changes in assets and liabilities
Increase in deferred rents	548,727	490,226	648,979	$ 159,894
Decrease in prepaid expense	6,362	(1,000)	(9,362)
(Increase) in deposits	(21,516)	(16,549)	(14,991)	$ (14,267)
Decrease in inventory	67,355	19,616	13,009	(90,548)
Increase (decrease) in accounts payable and accrued liabilities	734,023	408,209	639,726	130,065
(Increase) decrease in accounts receivable	20,471	(12,294)	(310)	40,908
Net cash used in operating activities	(2,890,200)	$ (1,634,206)	(2,433,112)	(1,101,855)
Cash Flows from investing
Purchase of fixed assets	(107,586)		(420,303)	$ (110,677)
Proceeds from sale of fixed assets	60,000
Investment in tenant improvements	(335,063)	$ (630,669)	(533,252)
Net cash used in investing activities	(382,649)	(630,669)	(953,555)	$ (110,677)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	2,353,000	2,001,112	3,251,112	1,500,000
Dividends paid to shareholders	(369,713)	(312,358)	(474,233)	$ (113,042)
Principal payments on note payable	(50,323)
Proceeds from notes payable	1,200,000	500,000	500,000
Proceeds from related party debts	79,537	52,000	52,000	$ 37,000
Principal payments on capital leases	(39,367)	(22,657)	(34,708)	(19,245)
Net cash from financing activities	3,173,134	2,218,097	3,294,171	1,404,713
Net increase (decrease) in cash	(99,715)	(46,778)	(92,496)	192,181
Beginning cash balance	157,692	250,188	250,188	58,007
Ending cash balance	57,977	203,410	157,692	250,188
Supplemental disclosure of cash flow information
Cash paid for interest	$ 103,858	$ 62,940	$ 49,617	$ 73,485
Cash paid for tax
Non-Cash investing and financing transactions
Debt settled with shares	$ (1,000,000)		$ 253,000	$ 47,000
Shares issued to settle dividends payable	$ (74,686)